EARNINGS PER LIMITED PARTNER UNIT AND DISTRIBUTIONS (Details 2) - USD ($)					3 Months Ended											9 Months Ended	10 Months Ended	12 Months Ended
	Aug. 04, 2014	Nov. 14, 2013	May. 15, 2013	Apr. 12, 2013	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Nov. 06, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 05, 2015
Distributions
Minimum quarterly distribution (in dollars per unit)						$ 0.40
Ownership interest held by general partners (as a percent)						2.00%
In-kind unit distribution, fair value																			$ 0
Unvested common units excluded in computation of diluted per-unit amounts (in shares)						2,081				140,100
Aggregate distributions to unitholders						$ 13,368,000				$ 13,755,000								$ 52,645,000	$ 35,928,000
Phantom Units
Distributions
Aggregate distributions to unitholders		$ 63,800
Class B Convertible Units [Member]
Distributions
Minimum quarterly distribution (in dollars per unit)						$ 0.3257		$ 0.3257								$ 0.44
Minimum annual distribution (in dollars per unit)						$ 1.60												$ 1.60
Aggregate distributions to unitholders						$ 0.44
Class B Convertible Units [Member] | Subsequent Event [Member]
Distributions
Minimum quarterly distribution (in dollars per unit)					$ 0.3257
General Partner [Member]
Distributions
Ownership interest held by general partners (as a percent)	2.00%					2.00%												2.00%
Partners' Capital Account, Units			5,075	29,925		1,044,170	1,038,852				534,638							1,038,852	534,638
In-kind unit distribution, fair value						$ 76,000				0								$ 207,000	$ 33,000
Aggregate distributions to unitholders						416,000				$ 289,000								$ 1,282,000	$ 742,000
Conversion of Stock, Shares Converted																		0
General Partner [Member] | Class B Convertible Units [Member]
Distributions
Conversion of Stock, Shares Issued																		0
Subordinated Units [Member]
Distributions
Shares, Outstanding																					12,213,713
Conversion of Stock, Shares Converted																		0
Subordinated Units [Member] | Class B Convertible Units [Member]
Distributions
Conversion of Stock, Shares Issued																		0
Class B Convertible Units [Member]
Distributions
Aggregate distributions to unitholders						$ 0
Conversion of Stock, Shares Converted																		0
Class B Convertible Units [Member] | Class B Convertible Units [Member]
Distributions
Conversion of Stock, Shares Issued	14,633,000					15,149,636												14,633,000
Limited Partners [Member]
Distributions
Unvested common units excluded in computation of diluted per-unit amounts (in shares)																	143,220
Cash Distribution [Member]
Distributions
Distribution Made to Member or Limited Partner Unit Distributions Per Unit						$ 0.3257	$ 0.3257	0.3257
Minimum quarterly distribution (in dollars per unit)						$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ 0.40	$ 0.4	$ 0.4	$ 0.24			$ 0.40
Minimum annual distribution (in dollars per unit)																		$ 1.60
Distribution paid in cash						$ 9,938,000	$ 13,368,000	$ 9,933,000	$ 14,575,000	$ 13,762,000	$ 13,755,000		$ 9,986,000	$ 9,973,000	$ 5,982,000			$ 9,987,000
Cash Distribution [Member] | General Partner [Member]
Distributions
Distribution paid in cash						418,000	416,000	413,000	290,000	290,000	289,000		210,000	199,000	120,000			$ 214,000
Cash Distribution [Member] | Limited Partners [Member] | Common Units
Distributions
Minimum quarterly distribution (in dollars per unit)																		$ 1.60	$ 1.60	$ 0.24
Distribution paid in cash						$ 9,520,000	$ 9,520,000	9,520,000	$ 9,399,000	$ 8,586,000	$ 8,581,000		$ 4,890,000	$ 4,888,000	$ 2,931,000			$ 4,888,000
In-kind [Member]
Distributions
Minimum annual distribution (in dollars per unit)																		$ 1.60
Maximum [Member] | Cash Distribution [Member]
Distributions
Distribution period						45 days	45 years											45 days
Maximum [Member] | Cash Distribution [Member] | General Partner [Member]
Distributions
Incentive distribution rights as a percentage of distribution from operating surplus in excess of stated per unit amount (as a percent)																		50.00%
Amount used to calculate additional distribution percentage (in dollars per share)																		$ 0.46
Class B Convertible Units [Member] | In-kind [Member]
Distributions
In-kind unit distribution						$ 265,118,000	$ 260,558,000	256,078,000
In-kind unit distribution, fair value						3,712,000	4,143,000	5,467,000
Class B Convertible Units [Member] | In-kind [Member] | General Partner [Member]
Distributions
In-kind unit distribution						5,410,000	5,318,000	5,226,000
In-kind unit distribution, fair value						$ 76,000	$ 85,000	$ 112,000
Series A Convertible Preferred Units [Member]
Distributions
Minimum quarterly distribution (in dollars per unit)						$ 0.40
Issuance of general partner units			$ 248,675	$ 1,466,325
Preferred units agreed to be sold													1,500,000
Series A convertible preferred units issued				1,715,000
Conversion of Stock, Shares Converted						2,015,638		2,015,638
Preferred Unit Conversion Common Units Collective Value as Percentage of Preferred Units that will be Convertible on Satisfaction of Specified Condition				110.00%
Series A Convertible Preferred Units [Member] | Senior Secured Credit Facility [Member]
Distributions
Total capital infusion				$ 40,000,000
Series A Convertible Preferred Units [Member] | Common Units [Member]
Distributions
Series A convertible preferred units issued				1,715,000
Series A Convertible Preferred Units [Member] | In-kind [Member]
Distributions
Distribution Made to Member or Limited Partner Unit Distributions Per Unit						$ 0.40
Minimum quarterly distribution (in dollars per unit)										$ 0.40	$ 0.40	$ 0.40	$ 0.35	$ 0.20
Annual distribution rate (percent)						7.00%												7.00%
In-kind unit distribution						$ 31,513,000				$ 31,513	$ 30,971	$ 30,439	$ 22,276	$ 2,199
In-kind unit distribution, fair value						534,000				534,000	558,000	511,000	512,000	51,000
Series A Convertible Preferred Units [Member] | In-kind [Member] | General Partner [Member]
Distributions
In-kind unit distribution						643,000				643	632	621	454	45
In-kind unit distribution, fair value						$ 11,000				$ 11,000	$ 11,000	$ 10,000	$ 10,000	$ 1,000